                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ___________________ This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854  x222

Signature, Place, and Date of Signing:


        /s/ Blake Murphy               Toronto, Ontario       February 9, 2010
--------------------------------   ------------------------   ------------------
          [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            95

Form 13F Information Table Value Total: $3,223,806.49 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number                      Name
---   -------------------------   -------------------------------------
 1    28-______________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                              FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
-------------------- ------------------ --------- ------------ --------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY           COMMON             88579Y101    39,520.39   478,050          DEFINED                                478,050
3M COMPANY           COMMON             88579Y101    76,296.14   922,900          SOLE                  767,100          155,800
AMERICAN EXPRESS CO  COMMON             025816109     6,418.37   158,400          DEFINED                                158,400
AMERICAN EXPRESS CO  COMMON             025816109    11,256.46   277,800          SOLE                  232,000           45,800
APACHE CORP          COMMON             037411105    38,952.35   377,555          DEFINED                                377,555
APACHE CORP          COMMON             037411105    60,328.66   584,750          SOLE                  502,750           82,000
BECTON DICKINSON     COMMON             075887109    16,237.27   205,900          DEFINED                                205,900
BECTON DICKINSON     COMMON             075887109    27,033.21   342,800          SOLE                  284,100           58,700
BEMIS INC            COMMON             081437105    18,477.88   623,200          DEFINED                                623,200
BEMIS INC            COMMON             081437105    35,935.21 1,211,980          SOLE                  993,880          218,100
BERKSHIRE HATHAWAY   CLASS B            084670207    31,887.34     9,704          DEFINED                                  9,704
BERKSHIRE HATHAWAY   CLASS B            084670207    60,146.94    18,304          SOLE                   15,216            3,088
BORG WARNER INC      COMMON             099724106     2,152.66    64,800          DEFINED                                 64,800
BORG WARNER INC      COMMON             099724106       478.37    14,400          SOLE                   14,400                -
BRISTOL MYERS SQUIBB COMMON             110122108     7,904.51   313,050          DEFINED                                313,050
BRISTOL MYERS SQUIBB COMMON             110122108    15,628.49   618,950          SOLE                  514,550          104,400
BROWN FORMAN CORP    CLASS B            115637209    13,231.79   247,000          DEFINED                                247,000
BROWN FORMAN CORP    CLASS B            115637209     2,927.60    54,650          SOLE                   54,650                -
CARNIVAL CORP        COMMON             143658300    31,887.27 1,006,225          DEFINED                              1,006,225
CARNIVAL CORP        COMMON             143658300    60,769.82 1,917,634          SOLE                1,592,628          325,006
COCA-COLA CO         COMMON             191216100    14,061.33   246,690          DEFINED                                246,690
COCA-COLA CO         COMMON             191216100    15,002.40   263,200          SOLE                  222,900           40,300
CRANE CO             COMMON             224399105    18,835.89   615,150          DEFINED                                615,150
CRANE CO             COMMON             224399105    36,404.12 1,188,900          SOLE                  970,990          217,910
EAGLE MATERIALS      COMMON             26969P108     7,002.24   268,800          DEFINED                                268,800
EAGLE MATERIALS      COMMON             26969P108     8,957.29   343,850          SOLE                  282,150           61,700
EMERSON ELEC CO      COMMON             291011104    19,583.22   459,700          DEFINED                                459,700
EMERSON ELEC CO      COMMON             291011104    32,082.06   753,100          SOLE                  634,800          118,300
FORTUNE BRANDS INC   COMMON             349631101    16,990.56   393,300          DEFINED                                393,300
FORTUNE BRANDS INC   COMMON             349631101     4,086.72    94,600          SOLE                   94,600                -
GANNETT INC          COMMON             364730101    22,302.47 1,501,850          DEFINED                              1,501,850
GANNETT INC          COMMON             364730101    19,949.64 1,343,410          SOLE                1,145,620          197,790
GRANITE CONSTR INC   COMMON             387328107     6,200.17   184,200          DEFINED                                184,200
GRANITE CONSTR INC   COMMON             387328107     4,059.40   120,600          SOLE                  105,800           14,800
HARLEY DAVIDSON INC  COMMON             412822108     7,495.74   297,450          DEFINED                                297,450
HARLEY DAVIDSON INC  COMMON             412822108    18,212.04   722,700          SOLE                  588,500          134,200
HEARTLAND EXPRESS IN COMMON             422347104     8,013.27   524,772          DEFINED                                524,772
HEARTLAND EXPRESS IN COMMON             422347104     1,544.91   101,173          SOLE                  101,173                -
HOME DEPOT INC       COMMON             437076102    25,153.19   869,450          DEFINED                                869,450
HOME DEPOT INC       COMMON             437076102    49,467.41 1,709,900          SOLE                1,421,600          288,300
HUBBELL INC          CLASS B            443510201    16,998.20   359,370          DEFINED                                359,370
HUBBELL INC          CLASS B            443510201    31,440.31   664,700          SOLE                  528,700          136,000
INTEL CORP           COMMON             458140100    21,346.87 1,046,415          DEFINED                              1,046,415
INTEL CORP           COMMON             458140100    41,454.23 2,032,070          SOLE                1,679,920          352,150
JOHNSON & JOHNSON    COMMON             478160104    40,134.19   623,105          DEFINED                                623,105
JOHNSON & JOHNSON    COMMON             478160104    84,873.06 1,317,700          SOLE                1,082,300          235,400
LENNAR CORP A        CLASS A            526057104       515.91    40,400          SOLE                   40,400                -
LENNAR CORP A        CLASS A            526057104     2,514.41   196,900          DEFINED                                196,900
LENNAR CORP B        CLASS B            526057302       930.45    94,558          SOLE                   94,558                -
LENNAR CORP B        CLASS B            526057302     4,274.99   434,450          DEFINED                                434,450
LIZ CLAIBORNE INC    COMMON             539320101     3,792.37   673,600          DEFINED                                673,600
LIZ CLAIBORNE INC    COMMON             539320101       884.19   157,050          SOLE                  157,050                -
MARKEL CORP          COMMON             570535104    49,258.86   144,879          DEFINED                                144,879
MARKEL CORP          COMMON             570535104   100,554.32   295,748          SOLE                  245,882           49,866
MDU RES GROUP INC    COMMON             552690109    22,748.04   963,900          DEFINED                                963,900
MDU RES GROUP INC    COMMON             552690109    15,186.60   643,500          SOLE                  563,200           80,300
MERCK & CO INC       COMMON             58933Y105    40,355.69 1,104,425          DEFINED                              1,104,425
MERCK & CO INC       COMMON             58933Y105    60,956.03 1,668,200          SOLE                1,389,000          279,200
MICROSOFT CORP       COMMON             594918104    28,876.81   947,402          DEFINED                                947,402
MICROSOFT CORP       COMMON             594918104    49,499.52 1,624,000          SOLE                1,366,000          258,000
NABORS INDS LTD      COMMON             G6359F103    29,625.93 1,353,400          DEFINED                              1,353,400
NABORS INDS LTD      COMMON             G6359F103    47,369.96 2,164,000          SOLE                1,820,500          343,500
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408   191,281.58 4,011,778          SOLE                3,700,978          310,800
PFIZER INC           COMMON             717081103    45,172.68 2,483,380          DEFINED                              2,483,380
PFIZER INC           COMMON             717081103    75,522.70 4,151,880          SOLE                3,454,060          697,820
POSCO                ADR(0.25 ORD SHRS) 693483109    87,966.53   670,988          SOLE                  628,288           42,700
PROCTER & GAMBLE CO  COMMON             742718109    19,022.66   313,750          DEFINED                                313,750
PROCTER & GAMBLE CO  COMMON             742718109    25,143.26   414,700          SOLE                  348,800           65,900
ROCKWELL COLLINS INC COMMON             774341101     4,855.07    87,700          DEFINED                                 87,700
ROCKWELL COLLINS INC COMMON             774341101     8,447.94   152,600          SOLE                  125,800           26,800
RYANAIR HLDGS        SP ADR (5 ORD)     783513104   113,303.14 4,226,152          SOLE                3,950,052          276,100
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888   259,380.68   756,051          SOLE                  703,061           52,990
SANDERSON FARMS      COMMON             800013104       590.24    14,000          DEFINED                                 14,000
SIGNET JEWELERS      ORD                  B3C9VJ1   161,622.44 6,048,744          SOLE                5,605,997          442,747
SIMPSON MANUFACTURIN COMMON             829073105     3,444.61   128,100          DEFINED                                128,100
SIMPSON MANUFACTURIN COMMON             829073105       908.88    33,800          SOLE                   33,800                -
SK TELECOM CO LTD    ADR(1/9 ORD)       78440P108   150,557.67 9,259,389          SOLE                8,671,889          587,500
SYSCO CORP           COMMON             871829107    15,383.76   550,600          DEFINED                                550,600
SYSCO CORP           COMMON             871829107    21,558.50   771,600          SOLE                  622,000          149,600

                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
-------------------- ------------------ --------- ------------ --------- --- ---- ---------- -------- --------- ------ ---------
TELLABS INC          COMMON             879664100    19,943.33 3,511,150          DEFINED                              3,511,150
TELLABS INC          COMMON             879664100    28,953.23 5,097,400          SOLE                4,247,552          849,848
TIDEWATER INC        COMMON             886423102    22,121.73   461,350          DEFINED                                461,350
TIDEWATER INC        COMMON             886423102    33,119.07   690,700          SOLE                  584,000          106,700
TIFFANY & CO         COMMON             886547108     2,042.50    47,500          DEFINED                                 47,500
TIFFANY & CO         COMMON             886547108       481.60    11,200          SOLE                   11,200                -
UNITED TECHNOLOGIES  COMMON             913017109     9,502.23   136,900          DEFINED                                136,900
UNITED TECHNOLOGIES  COMMON             913017109    21,010.41   302,700          SOLE                  245,000           57,700
WALGREEN CO          COMMON             931422109    28,237.68   769,000          DEFINED                                769,000
WALGREEN CO          COMMON             931422109    54,360.29 1,480,400          SOLE                1,230,700          249,700
WALT DISNEY CO       COMMON             254687106    20,765.78   643,900          DEFINED                                643,900
WALT DISNEY CO       COMMON             254687106    42,757.05 1,325,800          SOLE                1,106,200          219,600
WASHINGTON FED INC   COMMON             938824109    27,076.00 1,400,000          DEFINED                              1,400,000
WASHINGTON FED INC   COMMON             938824109    53,066.54 2,743,875          SOLE                2,278,895          464,980
WELLS FARGO & CO     COMMON             949746101    30,204.83 1,119,112          DEFINED                              1,119,112
WELLS FARGO & CO     COMMON             949746101    59,536.16 2,205,860          SOLE                1,831,860          374,000
                                                  3,223,806.49